Income Taxes (Details Narrative) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Change in valuation allowance		$ 65,574
Income tax expenses	$ 0	$ 309,931